Summary Of Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Summary Of Significant Accounting Policies [Line Items]
Average daily balance of required reserves at the Federal Reserve Bank	$ 9,300,000	$ 9,700,000
FHLB borrowing limit as a percentage of Bank assets	40.00%
Trust preferred securities issued	53,600,000
Gross proceeds from the offering		1,180,000,000
Related offering expenses		46,700,000
Deferred offering costs		6,000,000
Common stock exchange ratio	2.2637
Contribution to Capitol Federal Foundation	40,000,000
Liquidation account balance	405,400,000
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Threshold amount of balance outstanding for secured loans receivable annually reviewed		$ 1,500,000
Traditional Banking Offices [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of Stores		35
In-Store Banking Offices [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of Stores		10
Buildings [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful life, years	39
Furniture, Fixtures And Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful life minimum, years	3
Property, plant and equipment, estimated useful life maximum, years	7
Leasehold Improvements [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful life minimum, years	3
Property, plant and equipment, estimated useful life maximum, years	15
Capitol Federal Savings Bank [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of the Bank's stock owned by the Company	100.00%